Revenue (Details 2) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenue
Contract assets (Unbilled revenue)	₩ 1,065,645
Contract liabilities (Deferred revenue)	1,252,195
Contract liabilities (Deferred revenue)	₩ 650,000